Consolidated Statements of Comprehensive Income (Loss) - USD ($) $ in Thousands		3 Months Ended	9 Months Ended	12 Months Ended
		Mar. 31, 2021	Dec. 31, 2021	Dec. 31, 2022	Dec. 31, 2020
Statement of Comprehensive Income [Abstract]
NET INCOME (LOSS)	[1]	$ 124,320	$ (1,301,002)	$ (715,528)	$ 497,913
COMPREHENSIVE INCOME (LOSS) ITEM:
Impact of foreign currency translation adjustment		(11)	(110)	(163)	60
TOTAL COMPREHENSIVE INCOME (LOSS)		124,309	(1,301,112)	(715,691)	497,973
Less: Comprehensive income (loss) attributable to the noncontrolling interest and CRNCI		4,461	(929,278)	(524,955)	(20,475)
COMPREHENSIVE INCOME (LOSS) ATTRIBUTABLE TO CONTROLLING INTEREST		$ 119,848	$ (371,834)	$ (190,736)	$ 518,448

[1]	(1) Amounts presented contain results from both continuing and discontinued operations. Refer to Note 3 - Discontinued Operations for additional information regarding cash flow associated with the results of discontinued operations.